Document and Entity Information	Nov. 19, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000039263
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	Cullen/Frost Bankers, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-13221
Entity Tax Identification Number	74-1751768
Entity Address, Address Line One	111 West Houston Street
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	(210)
Local Phone Number	220-4011
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 Par Value
Trading Symbol	CFR
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 4.450% Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	CFR PrB
Security Exchange Name	NYSE